Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2014
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business).

A.	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS:

	Year ended December 31,
	2014	2013	2012
Europe	$460,884	$546,699	$561,142
North America	826,815	860,653	909,395
Israel	638,858	705,683	519,852
Latin America	454,502	282,957	258,761
Asia Pacific	528,802	448,133	568,458
Other	48,387	81,026	70,999
	$2,958,248	$2,925,151	$2,888,607

B.    REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2014	2013	2012
Airborne systems	$1,197,942	$1,133,101	$1,054,468
Land systems	274,896	309,287	374,487
C4ISR systems	1,118,487	1,071,370	1,017,638
Electro-optic systems	265,143	313,904	324,135
Other (*)	101,780	97,489	117,879
	$2,958,248	$2,925,151	$2,888,607

(*)    Mainly non-defense engineering and production services.

C.    MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2014	2013	2012
IMOD	16%	22%	15%

D.    LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2014	2013	2012
Israel	$783,290	$833,466	$863,945
U.S.	167,572	180,179	208,309
Other	128,205	137,513	144,594
	$1,079,067	$1,151,158	$1,216,848